Share-Based Compensation - Summary of Recognition of Share-Based Compensation related to Employees (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based employee compensation expense
Allocated share based compensation expense	$ 3,976	$ 1,343	$ 530	$ 1,331	$ 4,569	$ 1,900	$ 1,200
Cost Of Services
Share-based employee compensation expense
Allocated share based compensation expense	156	3	28	69	76	100	200
Product And Technology Expense
Share-based employee compensation expense
Allocated share based compensation expense	0	55	50	127	176	200	100
Selling, General and Administrative Expenses
Share-based employee compensation expense
Allocated share based compensation expense	$ 3,820	$ 1,285	$ 452	$ 1,135	$ 4,317	$ 1,600	$ 900